TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Profit Before Income Tax Expense (Benefit) Included In The Statement of Operations
	Year ended December 31,
	2024	2023	2022

Income before income tax expense:
Israel	4,976	7,557	3,682
Foreign jurisdictions	121	160	176

	5,097	7,717	3,858

Current tax expense:
Israel	-	-	-
Foreign jurisdictions	39	41	35

	39	41	35

Deferred taxes (income) expenses:
Israel	614	1,323	629

Income tax (benefit) expense, net	873	1,364	664

Schedule of Reconciliation of The Theoretical Income Tax Expense To The Actual Income Tax Expense
	Year ended December 31,
	2024	2023	2022

Income before income tax expense as reported in the consolidated statements of comprehensive income	5,097	7,717	3,858

Statutory tax rates	23%	23%	23%

Theoretical tax expense calculated	1,172	1,775	887

Tax benefit arising from "Preferred enterprises"	(357)	(532)	(262)
Foreign tax rate differential in subsidiaries	11	(3)	(4)
Non-deductible items and others	47	124	43

Total	(299)	(411)	(223)

Income tax (benefit) expense	873	1,364	664

Schedule of Deferred Tax Assets And Liabilities
	December 31,
	2024	2023

Deferred tax assets:

Net operating loss carryforwards (in Israel)	132	849
Capital loss carryforwards (in Israel)	2,179	2,190
Prepayment for non-deductible expenses	886	-
Reserves and other	443	99

Total gross deferred taxes	3,640	3,138

Less valuation allowance	(2,179)	(2,190)

Deferred tax assets, net	1,461	948

Deferred tax liabilities:

Undistributed income of subsidiaries	(200)	(76)
Property and equipment	(765)	(648)

Total deferred tax liabilities	(965)	(724)

Net deferred tax assets	496	224